Significant Accounting Policies (Details) - Schedule of annual depreciation rates	12 Months Ended
Dec. 31, 2022
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Leasehold improvements	The shorter of the contract period or the life span of the leasehold improvement
Minimum [Member] | Computers [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Computers	20.00%
Minimum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Office furniture and equipment	6.00%
Maximum [Member] | Computers [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Computers	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Office furniture and equipment	7.00%